SUBSEQUENT EVENTS - Additional Information (Details) $ / shares in Units, ¥ in Thousands			1 Months Ended				12 Months Ended
	Dec. 30, 2022 USD ($) $ / shares	Dec. 21, 2020 USD ($) $ / shares	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥) shares	Jan. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2023 USD ($) $ / shares	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)
Subsequent Event [Line Items]
Issuance of ordinary shares upon follow-on offering							¥ 0	$ 0	¥ 500,380	¥ 4,457,007
Debt instrument, face amount							¥ 17,985,817		¥ 13,402,897					$ 2,607,698,000
Subsequent Event
Subsequent Event [Line Items]
Issuance of ordinary shares upon follow-on offering					¥ 3,448,600	$ 500,000,000.0
PAG Convertible Senior Notes
Subsequent Event [Line Items]
Debt instrument, face amount	$ 500,000,000
Debt instrument, payment terms	The PAG Notes are senior, secured obligations of the Company by certain collateral arrangements, and interest is payable quarterly in cash at a rate of 6.00% per annum on January 1, April 1, July 1 and October 1 of each year, beginning on April 1, 2023.
Annual interest rate	6.00%
Debt instrument, initial conversion price | $ / shares	$ 4.61
PAG Convertible Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, face amount												¥ 344,900	$ 50,000,000.0
2028 Convertible Senior Notes
Subsequent Event [Line Items]
Debt instrument, face amount	$ 500,000,000													600,000,000
Net proceeds from issuance of notes	$ 491,900,000
2028 Convertible Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, face amount			¥ 4,138,300								$ 600,000,000
Net proceeds from issuance of notes			¥ 4,076,200	$ 591,000,000
Debt instrument, payment terms			The 2028 Notes are senior, unsecured obligations of the Company, and interest is payable quarterly in cash at a rate of 6.50% per annum in arrears on March 15, June 15, September 15 and December 15 of each year, beginning on June 15, 2023.	The 2028 Notes are senior, unsecured obligations of the Company, and interest is payable quarterly in cash at a rate of 6.50% per annum in arrears on March 15, June 15, September 15 and December 15 of each year, beginning on June 15, 2023.
Annual interest rate			6.50%								6.50%
Loan agreement expiration date			Mar. 15, 2028	Mar. 15, 2028
Debt instrument, initial conversion rate			101.4636	101.4636
Debt instrument, conversion basis principle amount				$ 1,000
Debt instrument, initial conversion price | $ / shares											$ 9.86
Percentage of repurchase price is equal to principal amount of convertible notes			100.00%	100.00%
2026 Convertible Senior Notes
Subsequent Event [Line Items]
Debt instrument, face amount		$ 800,000,000												$ 900,000,000
Net proceeds from issuance of notes								$ 884,300,000
Debt instrument, payment terms		The convertible senior notes issued on December 21, 2020 and January 8, 2021 (collectively referred to as the “2026 Notes”) are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 4.00% per annum on June 15 and December 15 of each year, beginning on June 15, 2021.
Annual interest rate		4.00%
Loan agreement expiration date		Dec. 15, 2026
Percentage of repurchase price is equal to principal amount of convertible notes		100.00%
2026 Convertible Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Debt instrument redeemed amount			¥ 2,345,000	$ 340,000,000
Class A Ordinary Shares | Subsequent Event
Subsequent Event [Line Items]
Issuance of ordinary shares upon follow-on offering, net of issuance costs (in shares) | shares					69,825,000	69,825,000
Class A Ordinary Shares | Follow-on Offering | Subsequent Event
Subsequent Event [Line Items]
Issuance of ordinary shares upon follow-on offering, net of issuance costs (in shares) | shares					535,500,000	535,500,000
American Depositary Shares | Subsequent Event
Subsequent Event [Line Items]
Issuance of ordinary shares upon follow-on offering, net of issuance costs (in shares) | shares					9,975,000	9,975,000
American Depositary Shares | Follow-on Offering | Subsequent Event
Subsequent Event [Line Items]
Issuance of ordinary shares upon follow-on offering, net of issuance costs (in shares) | shares					76,500,000	76,500,000
American Depositary Shares | PAG Convertible Senior Notes
Subsequent Event [Line Items]
Debt instrument, initial conversion rate	216.9668
Debt instrument, conversion basis principle amount	$ 1,000
American Depositary Shares | 2026 Convertible Senior Notes
Subsequent Event [Line Items]
Debt instrument, initial conversion rate		44.8179
Debt instrument, conversion basis principle amount		$ 1,000
Debt instrument, initial conversion price | $ / shares		$ 22.31